Other Non-Financial Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Other Non-Financial Liabilities
Vacation accruals		€ 1,680	€ 1,173	€ 602
Value added tax payables		1,477
Other tax liabilities		1,455	1,021	421
Miscellaneous other current non-financial liabilities		585	401	154
Total other non-financial liabilities	€ 6,193	€ 5,197	€ 2,595	€ 1,177